PLAN MERGER	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Description of Plan [Line Items]
PLAN MERGER	PLAN MERGER
On November 1, 2025, the BSP – Supplement A Plan was merged into the Plan. In connection with the merger, all participants were eligible to participate in the Plan and account balances and related assets of the BSP – Supplement A Plan were transferred to the Plan.
During the year ended December 31, 2025, net assets totaling $6,899,338 were received by the Plan as a result of this merger and are reflected as a plan merger into the Plan in the statement of changes in net assets available for benefits.